Commitments and Contingencies - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2015	$ 3,784
2016	3,191
2017	1,601
2018	518
2019 and thereafter	29
Total future minimum lease payments	9,123
Less amount representing interest	(642)
Present value of future minimum lease payments	8,481
Less current maturities	(3,224)	(2,786)
Obligations under capital leases - long term	5,257	3,294
Present value of future minimum lease payments	$ 8,481